UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Pennsylvania Municipal
Money Market Fund

September 30, 2013

1.807725.109

PFR-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 74.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.4% 10/7/13, VRDN (c)(f)	$ 400,000	$ 400,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.23% 10/7/13, VRDN (c)	200,000	200,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.13% 10/7/13, LOC Bank of America NA, VRDN (c)	900,000	900,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.17% 10/7/13, LOC PNC Bank NA, VRDN (c)(f)	3,255,000	3,255,000
Georgia - 0.2%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.22% 10/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,285,000	1,285,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.1% 10/7/13, VRDN (c)	3,200,000	3,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 10/7/13, VRDN (c)	780,000	780,000
0.35% 10/7/13, VRDN (c)	300,000	300,000
		1,080,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.26% 10/7/13, VRDN (c)(f)	450,000	450,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.4% 10/7/13, VRDN (c)(f)	400,000	400,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.27% 10/7/13, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	300,000	300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.26% 10/7/13, VRDN (c)	$ 500,000	$ 500,000
Series 2012 A, 0.28% 10/7/13, VRDN (c)(f)	500,000	500,000
		1,000,000
New Jersey/Pennsylvania - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.06% 10/7/13, LOC Barclays Bank PLC, VRDN (c)	8,000,000	8,000,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.16% 10/7/13, LOC KeyBank NA, VRDN (c)	100,000	100,000
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.11% 10/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	2,200,000	2,200,000
Ohio - 0.1%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.26% 10/7/13, VRDN (c)	300,000	300,000
Series B, 0.18% 10/7/13, VRDN (c)	100,000	100,000
		400,000
Pennsylvania - 70.2%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (c)	2,995,000	2,995,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (c)	8,425,000	8,425,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (c)	4,400,000	4,400,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (c)	2,600,000	2,600,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Neighborhood Academy Proj.) 0.09% 10/7/13, LOC PNC Bank NA, VRDN (c)	4,180,000	4,180,000
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (c)	3,530,000	3,530,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.14% 10/7/13, LOC PNC Bank NA, VRDN (c)(f)	3,120,000	3,120,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(United Jewish Federation Proj.) Series 1996 A, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (c)	$ 400,000	$ 400,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Seris 2008 C, 0.06% 10/1/13, LOC Bank of Nova Scotia, VRDN (c)(f)	5,000,000	5,000,000
Series 2005 A, 0.08% 10/7/13, LOC Bank of Nova Scotia, VRDN (c)	10,000,000	10,000,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000,000	5,000,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.1% 10/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	3,580,000	3,580,000
(Snowball Real Estate LP Proj.) 0.27% 10/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,210,000	1,210,000
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (c)	5,260,000	5,260,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.07% 10/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	3,000,000	3,000,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.08% 10/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	18,535,000	18,535,000
Series 2008 A2, 0.07% 10/7/13, LOC TD Banknorth, NA, VRDN (c)	33,145,000	33,145,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.09% 10/7/13, LOC PNC Bank NA, VRDN (c)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.17% 10/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	8,000,000	8,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.09% 10/1/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,915,000	1,915,000
Series 2006 B, 0.09% 10/1/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,030,000	22,030,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.05% 10/1/13 (United Parcel Svc., Inc. Guaranteed), VRDN (c)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Rev.:
(The Agnes Irwin School Proj.) Series 2003, 0.17% 10/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 8,640,000	$ 8,640,000
Series 2013 A, 0.11% 10/7/13, LOC Bank of America NA, VRDN (c)	3,620,000	3,620,000
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.07% 10/7/13, LOC PNC Bank NA, VRDN (c)	4,500,000	4,500,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.09% 10/7/13, LOC Manufacturers & Traders Trust Co., VRDN (c)	12,900,000	12,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,600,000	6,600,000
Series Putters 3915 Z, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,285,000	6,285,000
Series WF 11 69C, 0.08% 10/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	1,600,000	1,600,000
Haverford Township School District Series 2009, 0.07% 10/7/13, LOC TD Banknorth, NA, VRDN (c)	6,635,000	6,635,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.04% 10/1/13, LOC JPMorgan Chase Bank, VRDN (c)	3,885,000	3,885,000
Luzerne County Convention Ctr. Series 2012, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (c)	2,265,000	2,265,000
Montgomery County Indl. Dev. Auth. Rev. (ACTS Retirement-Life Cmntys., Inc. Obligated Group Proj.) Series 2002, 0.06% 10/1/13, LOC TD Banknorth, NA, VRDN (c)	2,100,000	2,100,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.07% 10/7/13, LOC Fannie Mae, VRDN (c)	12,675,000	12,675,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.14% 10/7/13, LOC PNC Bank NA, VRDN (c)(f)	1,990,000	1,990,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.17% 10/7/13, LOC PNC Bank NA, VRDN (c)(f)	212,000	212,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.14% 10/7/13, LOC PNC Bank NA, VRDN (c)(f)	400,000	400,000
Series 1999 C4, 0.21% 10/7/13, LOC PNC Bank NA, VRDN (c)(f)	300,000	300,000
Series 2002 B5, 0.14% 10/7/13, LOC PNC Bank NA, VRDN (c)(f)	4,700,000	4,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 2004 B, 0.09% 10/7/13, LOC PNC Bank NA, VRDN (c)	$ 1,000,000	$ 1,000,000
Series 2004 D2, 0.14% 10/7/13, LOC PNC Bank NA, VRDN (c)(f)	900,000	900,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.16% 10/7/13, LOC Citibank NA, VRDN (c)(f)	5,700,000	5,700,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,540,000	4,540,000
Series Putters 3352Z, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,215,000	4,215,000
Series Putters 4014, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,000,000	3,000,000
Series ROC II R 11505, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (c)(g)	11,000,000	11,000,000
Series ROC II R 14070, 0.08% 10/7/13 (Liquidity Facility Citibank NA) (c)(g)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.07% 10/7/13, LOC TD Banknorth, NA, VRDN (c)	14,900,000	14,900,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series B, 0.07% 10/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,755,000	2,755,000
Participating VRDN:
ROC II R 11721, 0.08% 10/7/13 (Liquidity Facility Citibank NA) (c)(g)	7,500,000	7,500,000
Series MS 3252, 0.1% 10/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,840,000	5,840,000
Series ROC II R 14041, 0.09% 10/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	7,115,000	7,115,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.07% 10/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	3,870,000	3,870,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.07% 10/7/13, LOC Barclays Bank PLC, VRDN (c)	25,925,000	25,925,000
Series 2008 C, 0.07% 10/7/13, LOC Barclays Bank PLC, VRDN (c)	20,875,000	20,875,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.07% 10/7/13, LOC TD Banknorth, NA, VRDN (c)(f)	$ 22,105,000	$ 22,105,000
Series 2005 C2, 0.07% 10/7/13, LOC Royal Bank of Canada, VRDN (c)(f)	14,700,000	14,700,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.14% 10/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	6,650,000	6,650,000
(The Franklin Institute Proj.) Series 2006, 0.11% 10/7/13, LOC Bank of America NA, VRDN (c)	9,200,000	9,200,000
(William Penn Charter School Proj.) Series 2008, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (c)	4,400,000	4,400,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.08% 10/7/13, LOC TD Banknorth, NA, VRDN (c)	23,400,000	23,400,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series C, 0.06% 10/7/13, LOC Barclays Bank PLC, VRDN (c)	3,000,000	3,000,000
Philadelphia Gen. Oblig. Series 2009 B, 0.06% 10/7/13, LOC Bank of New York, New York, VRDN (c)	3,450,000	3,450,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,665,000	3,665,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.07% 10/7/13, LOC Bank of America NA, VRDN (c)	7,700,000	7,700,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.07% 10/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	25,660,000	25,660,000
Series RBC E 28, 0.07% 10/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	13,440,000	13,440,000
Series RBC E 29, 0.07% 10/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	6,500,000	6,500,000
Series RBC E 30, 0.07% 10/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	10,000,000	10,000,000
Series RBC E 45, 0.07% 10/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	8,200,000	8,200,000
Ridley School District Series 2009, 0.07% 10/7/13, LOC TD Banknorth, NA, VRDN (c)	6,330,000	6,330,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.17% 10/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)(f)	1,920,000	1,920,000
Somerset County Gen. Oblig. Series 2009 A, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (c)	4,470,000	4,470,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.09% 10/7/13, LOC PNC Bank NA, VRDN (c)	$ 4,500,000	$ 4,500,000
Washington County Auth. Rev. 0.05% 10/7/13, VRDN (c)	3,875,000	3,875,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (c)	1,380,000	1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (c)	7,145,000	7,145,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.18% 10/7/13, LOC Bank of America NA, VRDN (c)	5,150,000	5,150,000
		558,042,000
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.07% 10/7/13, LOC Barclays Bank PLC, VRDN (c)	4,000,000	4,000,000
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.12% 10/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	1,900,000	1,900,000
		5,900,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.14% 10/1/13, VRDN (c)(f)	500,000	500,000
Texas - 0.0%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 10/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	300,000	300,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 10/7/13, VRDN (c)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $588,112,000)		588,112,000
Other Municipal Debt - 11.1%

Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.32% tender 11/7/13, CP mode (f)	1,100,000	1,100,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.3% tender 10/24/13, CP mode	$ 1,100,000	$ 1,100,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.35% tender 11/8/13, CP mode	900,000	900,000
Series 1990 A2, 0.35% tender 10/24/13, CP mode (f)	1,900,000	1,900,000
		2,800,000
Pennsylvania - 10.2%
Allegheny County Bonds Series 2002 C, 5.375% 11/1/13	5,000,000	5,021,660
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
Series 2010 A, 5% 5/15/14	1,000,000	1,029,362
Series 2011 A, 3% 10/15/13	1,320,000	1,321,338
Allegheny County Sanitation Auth. Swr. Rev. Bonds Series 2011, 3% 12/1/13	2,500,000	2,510,646
East Stroudsburg Area School District Bonds Series 2010, 4% 11/15/13	1,280,000	1,285,729
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/14	11,110,000	11,426,639
Lehigh County Gen. Oblig. Bonds Series 2011, 3% 11/15/13	6,030,000	6,050,415
Lower Merion School District Bonds Series 2012, 3% 5/15/14	4,690,000	4,770,368
Monroeville Fin. Auth. UPMC Rev. Bonds Series 2013 B, 1.25% 7/1/14 (b)	1,590,000	1,602,291
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Bonds Series 2013 A, 1.25% 7/1/14 (b)	2,100,000	2,116,233
Pennsylvania Gen. Oblig. Bonds:
First Series 2002, 5.5% 2/1/14	3,000,000	3,053,058
First Series 2011, 4% 11/15/13	3,000,000	3,013,856
First Series, 5% 10/1/13	2,800,000	2,800,000
Series 2008, 5% 2/15/14	4,930,000	5,018,619
Series 2012, 5% 7/1/14	3,000,000	3,107,961
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2010 E, 5% 5/15/14	3,965,000	4,081,492
Series WF 11 26C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	5,000,000	5,000,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN 2% 7/11/14	7,800,000	7,909,914
Bonds (Univ. Cap. Proj.) Series 2012 C, 0.13% tender 11/5/13, CP mode	10,000,000	10,000,000
		81,119,581
Other Municipal Debt - continued
	Principal Amount	Value
Puerto Rico - 0.2%
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.22%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)(h)	$ 1,600,000	$ 1,600,000
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 10/17/13, CP mode (f)	200,000	200,000
TOTAL OTHER MUNICIPAL DEBT (Cost $87,919,581)		87,919,581
Investment Company - 15.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.08% (d)(e) (Cost $122,042,000)	122,042,000	122,042,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $798,073,581)		798,073,581
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,069,396)
NET ASSETS - 100%		$ 795,004,185
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,200,000 or 1.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,600,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.22%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank)	7/18/13	$ 1,600,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo Bank NA)	5/30/13	$ 5,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 38,860
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2013, the cost of investment securities for income tax purposes was $798,073,581.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio Municipal
Money Market Fund

September 30, 2013

1.807730.109

OFS-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.4% 10/7/13, VRDN (a)(d)	$ 700,000	$ 700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.24% 10/1/13, VRDN (a)(d)	1,100,000	1,100,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.08% 10/1/13, VRDN (a)	1,110,000	1,110,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 10/7/13, VRDN (a)	2,000,000	2,000,000
0.35% 10/7/13, VRDN (a)	1,500,000	1,500,000
		3,500,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.26% 10/7/13, VRDN (a)(d)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.4% 10/7/13, VRDN (a)(d)	700,000	700,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.27% 10/7/13, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	500,000	500,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.26% 10/7/13, VRDN (a)	400,000	400,000
Series 2012 A, 0.28% 10/7/13, VRDN (a)(d)	700,000	700,000
		1,100,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.16% 10/7/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
Ohio - 65.2%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.09% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	28,600,000	28,600,000
Series B, 0.08% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	5,995,000	5,995,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 A, 0.08% 10/1/13, LOC Bank of America NA, VRDN (a)	$ 30,330,000	$ 30,330,000
Series 2012 B, 0.07% 10/7/13, VRDN (a)	58,810,000	58,810,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.1% 10/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.08% 10/7/13, LOC Bank of America NA, VRDN (a)	2,985,000	2,985,000
Series 2009 A, 0.08% 10/7/13, LOC Bank of New York, New York, VRDN (a)(d)	24,365,000	24,365,000
Series 2009 D, 0.08% 10/7/13, LOC Bank of America NA, VRDN (a)	12,200,000	12,200,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.08% 10/1/13, LOC JPMorgan Chase Bank, VRDN (a)	1,100,000	1,100,000
Columbus City School District Participating VRDN Series 1488, 0.09% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,945,000	10,945,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.07% 10/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.07% 10/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,900,000	4,900,000
Series Putters 2456, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,405,000	8,405,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.07% 10/7/13, LOC PNC Bank NA, VRDN (a)	3,400,000	3,400,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.07% 10/7/13, LOC PNC Bank NA, VRDN (a)	16,900,000	16,900,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series Putters 4152, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,400,000	4,400,000
Franklin County Hosp. Rev.:
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.07% 10/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,545,000	9,545,000
Participating VRDN Series BC 11 21B, 0.08% 10/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,660,000	4,660,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.07% 10/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,180,000	3,180,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.07% 10/7/13, LOC PNC Bank NA, VRDN (a)	$ 12,020,000	$ 12,020,000
Series 2000, 0.07% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	3,845,000	3,845,000
Series 2002 I, 0.07% 10/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	16,535,000	16,535,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.07% 10/7/13, LOC PNC Bank NA, VRDN (a)	9,000,000	9,000,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 10/7/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,355,000	12,355,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.27% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,955,000	1,955,000
Lancaster Port Auth. Gas Rev. 0.07% 10/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	58,445,000	58,445,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.07% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	1,180,000	1,180,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.09% 10/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,050,000	2,050,000
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.09% 10/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,475,000	8,475,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.14% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	9,090,000	9,090,000
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.1% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	17,420,000	17,420,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.26% 10/7/13, VRDN (a)	3,100,000	3,100,000
Series B, 0.18% 10/7/13, VRDN (a)	2,700,000	2,700,000
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.09% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	29,600,000	29,600,000
Series 2008 B, 0.07% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	19,315,000	19,315,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.06% 10/1/13, LOC Bank of Nova Scotia, VRDN (a)(d)	11,400,000	11,400,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.08% 10/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	10,450,000	10,450,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 D, 0.07% 10/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 24,400,000	$ 24,400,000
(Timken Co. Proj.) 0.16% 10/7/13, LOC KeyBank NA, VRDN (a)	650,000	650,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.07% 10/7/13, LOC PNC Bank NA, VRDN (a)	33,450,000	33,450,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.1% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	17,120,000	17,120,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.13% 10/7/13, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
(Xavier Univ. Proj.):
Series 2008 A, 0.06% 10/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,100,000	9,100,000
Series B, 0.07% 10/7/13, LOC PNC Bank NA, VRDN (a)	18,470,000	18,470,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3551, 0.07% 10/1/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,100,000	3,100,000
Series Putters 3552, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,440,000	1,440,000
Series Putters 3558, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,200,000	6,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.08% 10/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	15,375,000	15,375,000
Series 2005 B2, 0.1% 10/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,035,000	4,035,000
Series F, 0.09% 10/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	15,000,000	15,000,000
Participating VRDN Series Merlots 06 A2, 0.13% 10/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	775,000	775,000
Series 2004 D, 0.1% 10/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	9,255,000	9,255,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.22% 10/7/13, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	415,000	415,000
(Wingate at Belle Meadows Proj.) 0.09% 10/7/13, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	8,610,000	8,610,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.08% 10/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	$ 20,550,000	$ 20,550,000
Series 2008 B, 0.07% 10/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	19,900,000	19,900,000
Series 2008 H, 0.08% 10/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,100,000	4,100,000
Ohio State Univ. Gen. Receipts Participating VRDN:
Series Putters 4387, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,750,000	5,750,000
Series Putters 4388, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,750,000	5,750,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.12% 10/7/13, LOC Bank of America NA, VRDN (a)(d)	12,100,000	12,100,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 B, 0.07% 10/7/13, LOC Wells Fargo Bank NA, VRDN (a)	29,100,000	29,100,000
Series 2008 C, 0.06% 10/1/13, LOC Bank of Nova Scotia, VRDN (a)(d)	12,950,000	12,950,000
Series 2006 A, 0.07% 10/7/13, LOC UBS AG, VRDN (a)	17,300,000	17,300,000
Series 2010 C, 0.11% 10/1/13, LOC UBS AG, VRDN (a)	24,115,000	24,115,000
Ohio Wtr. Dev. Auth. Rev. (Timken Co. Proj.) Series 2001, 0.07% 10/7/13, LOC Northern Trust Co., VRDN (a)	6,100,000	6,100,000
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.07% 10/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	12,300,000	12,300,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.09% 10/7/13, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.21% 10/7/13, LOC PNC Bank NA, VRDN (a)(d)	670,000	670,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	850,000	850,000
		820,260,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.07% 10/7/13, LOC Barclays Bank PLC, VRDN (a)	$ 1,100,000	$ 1,100,000
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.12% 10/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	3,200,000	3,200,000
		4,300,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 0.11% 10/1/13, LOC Bank of America NA, VRDN (a)	1,140,000	1,140,000
Texas - 0.0%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	600,000	600,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 10/7/13, VRDN (a)	300,000	300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $836,160,000)		836,160,000
Other Municipal Debt - 28.3%

Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.32% tender 11/7/13, CP mode (d)	1,600,000	1,600,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.3% tender 10/24/13, CP mode	4,400,000	4,400,000
Series 1993 B, 0.35% tender 11/8/13, CP mode	300,000	300,000
		4,700,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.35% tender 10/24/13, CP mode (d)	1,600,000	1,600,000
Ohio - 27.5%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.3%, tender 2/15/14 (a)	1,969,000	1,969,000
Avon Gen. Oblig. BAN 0.45% 6/25/14	2,610,000	2,610,000
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Beachwood Gen. Oblig. BAN Series 2013, 1% 8/6/14	$ 2,350,000	$ 2,364,264
Cincinnati Wtr. Sys. Rev. Bonds Series 2012 A, 1% 12/1/13	1,315,000	1,316,802
Cleveland Muni. School District Bonds Series 2013, 2% 12/1/13	9,380,000	9,408,497
Cleveland Wtr. Rev. Bonds Series 2011, 4% 1/1/14	8,455,000	8,535,364
Columbus Gen. Oblig.:
BAN:
Series 2012-1, 1.5% 11/21/13	7,000,000	7,012,580
Series 2013, 2% 9/1/14	6,600,000	6,709,084
Bonds:
Series 2011 A, 5% 7/1/14	1,375,000	1,424,433
Series 2012 B:
3% 2/15/14	8,895,000	8,988,158
4% 2/15/14	1,500,000	1,520,924
Series 2013-1, 4% 7/1/14	10,195,000	10,486,041
Series 2013-2, 4% 7/1/14	2,475,000	2,545,655
Delaware Gen. Oblig. BAN 1% 4/23/14	12,735,000	12,791,799
Finneytown Local School District BAN 1.5% 10/30/13	4,700,000	4,704,482
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.1%, tender 6/4/14 (a)	12,000,000	12,000,000
Hancock County Gen. Oblig. BAN Series 2013, 2% 11/8/13	800,000	801,402
Independence Gen. Oblig. BAN 1.125% 4/16/14	2,725,000	2,736,328
Lebanon Gen. Oblig. BAN 1% 4/24/14	1,025,000	1,029,013
Lucas County Hosp. Rev. Bonds (Promedia Health Care Oblig. Group Proj.) 5% 11/15/13	1,135,000	1,141,542
Mason City School District BAN Series 2013, 1.5% 1/30/14	4,900,000	4,920,240
Mason Gen. Oblig. BAN 1.25% 6/26/14	2,885,000	2,904,627
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/14	5,955,000	6,241,080
Administrative Bldg. Fund Proj.) Series 2010 C, 5% 10/1/14	1,700,000	1,781,514
Series 2005 B, 5% 10/1/13	1,285,000	1,285,000
Ohio Gen. Oblig. Bonds:
(Cultural and Sports Facilities Bldg. Proj.):
Series 2013 A, 2% 4/1/14	1,475,000	1,487,968
Series 2013 B, 2% 4/1/14	1,315,000	1,326,561
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 2% 2/1/14	2,305,000	2,318,850
Series 2002 C, 5.5% 11/1/13	2,000,000	2,008,985
Series 2004 B, 5% 2/1/14	1,000,000	1,016,099
Series 2005 C, 5% 8/1/14	1,500,000	1,559,522
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig. Bonds: - continued
Series 2009 A, 5% 9/15/14	$ 5,000,000	$ 5,229,128
Series 2009 C, 5% 9/15/14	12,600,000	13,177,754
Series 2011 A, 5% 9/1/14	2,240,000	2,338,553
Series 2012 A, 5% 2/1/14	1,750,000	1,777,929
Series 2013 A:
1% 5/1/14	8,930,000	8,971,400
2% 2/1/14	5,415,000	5,448,267
Series 2013 B, 1% 6/15/14	4,385,000	4,410,335
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.14% tender 1/8/14, CP mode	13,000,000	13,000,000
0.14% tender 2/5/14, CP mode	7,100,000	7,100,000
0.15% tender 2/6/14, CP mode	10,200,000	10,200,000
0.17% tender 10/7/13, CP mode	2,000,000	2,000,000
0.17% tender 12/5/13, CP mode	10,300,000	10,300,000
Series 2008 B6:
0.14% tender 1/8/14, CP mode	5,000,000	5,000,000
0.16% tender 11/7/13, CP mode	12,300,000	12,300,000
0.17% tender 10/7/13, CP mode	23,900,000	23,900,000
Series 2010 A, 5% 1/15/14	1,000,000	1,013,565
Series 2013 A2, 0.1% 1/1/14 (a)	5,465,000	5,465,000
0.14% tender 3/6/14, CP mode	22,700,000	22,700,000
Ohio Hosp. Facilities Rev. Bonds Series 2009 B, 5% 1/1/14	2,660,000	2,691,913
Ohio Major New State Infrastructure Rev. Bonds Series 2006, 5% 12/15/13	2,905,000	2,933,781
Ohio Univ. Gen. Receipts Athens Bonds Series 2013, 2% 12/1/13	2,225,000	2,231,771
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
BAN Series 2013, 2% 12/1/13	25,000,000	25,078,110
Bonds:
Series 2004, 5% 12/1/13	2,000,000	2,016,017
Series 2009, 5% 12/1/13	1,000,000	1,007,928
Portage County Gen. Oblig. BAN Series 2012, 1.5% 10/30/13	15,150,000	15,165,118
Univ. of Cincinnati Gen. Receipts BAN:
Series 2012 D, 1.5% 12/12/13	2,500,000	2,505,899
1.5% 5/9/14	11,050,000	11,131,656
		346,039,938
Other Municipal Debt - continued
	Principal Amount	Value
Puerto Rico - 0.2%
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.22%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)(f)	$ 2,500,000	$ 2,500,000
TOTAL OTHER MUNICIPAL DEBT (Cost $356,439,938)		356,439,938
Investment Company - 6.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.08% (b)(c) (Cost $76,096,000)	76,096,000	76,096,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,268,695,938)		1,268,695,938
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(11,024,196)
NET ASSETS - 100%		$ 1,257,671,742
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,500,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.22%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank)	7/18/13	$ 2,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 81,112
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2013, the cost of investment securities for income tax purposes was $1,268,695,938.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Money Market Fund

September 30, 2013

1.807721.109

MIS-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.0%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.4% 10/7/13, VRDN (a)(d)	$ 600,000	$ 600,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.24% 10/1/13, VRDN (a)(d)	2,300,000	2,300,000
Series 1999 A, 0.23% 10/7/13, VRDN (a)	400,000	400,000
		2,700,000
Florida - 0.4%
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series WF11 60 C, 0.08% 10/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	3,800,000	3,800,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.35% 10/7/13, VRDN (a)	300,000	300,000
Michigan - 53.4%
Central Michigan Univ. Rev. Series 2008 A, 0.07% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	15,855,000	15,855,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.09% 10/7/13, LOC PNC Bank NA, VRDN (a)	6,180,000	6,180,000
Grand Traverse County Hosp. Series 2011 B, 0.11% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.05% 10/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	27,940,000	27,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2012, 0.08% 10/7/13, LOC Bank of America NA, VRDN (a)	14,675,000	14,675,000
(Spectrum Health Sys. Proj.) Series 2008 B3, 0.07% 10/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	15,580,000	15,580,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.08% 10/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,645,000	8,645,000
Michigan Bldg. Auth. Rev. Series 2007 I, 0.06% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	100,000	100,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series Putters 4286, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series 2012 C, 0.08% 10/7/13, LOC Citibank NA, VRDN (a)	40,615,000	40,615,000
Series 22 A, 0.08% 10/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	17,500,000	17,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Higher Ed. Rev.:
(Thomas M. Cooley Law School Proj.) Series 2008 A, 0.06% 10/7/13, LOC Wells Fargo Bank NA, VRDN (a)	$ 7,190,000	$ 7,190,000
(Univ. of Detroit Mercy Proj.) Series 2007, 0.1% 10/1/13, LOC JPMorgan Chase Bank, VRDN (a)	17,095,000	17,095,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.09% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.08% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
(Trinity Health Sys. Proj.) Series 2005 F, 0.05% 10/7/13, VRDN (a)	32,665,000	32,665,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.11% 10/7/13, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.11% 10/7/13, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.11% 10/7/13, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.09% 10/7/13, LOC Fannie Mae, VRDN (a)(d)	6,600,000	6,600,000
(Hunt Club Apts. Proj.) 0.1% 10/7/13, LOC Fannie Mae, VRDN (a)(d)	6,495,000	6,495,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.07% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Michigan State Univ. Revs. Series 2000 A, 0.06% 10/7/13 (Liquidity Facility Northern Trust Co.), VRDN (a)	2,100,000	2,100,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.25% 10/7/13, LOC Bank of America NA, VRDN (a)(d)	1,105,000	1,105,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.06% 10/1/13, VRDN (a)	35,250,000	35,250,000
(BC & C Proj.) 0.17% 10/7/13, LOC Comerica Bank, VRDN (a)(d)	320,000	320,000
(Consumers Energy Co. Proj.) 0.08% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900,000	1,900,000
(Greenpath, Inc. Proj.) Series 2011, 0.08% 10/7/13, LOC PNC Bank NA, VRDN (a)	5,505,000	5,505,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.07% 10/1/13, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.07% 10/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 19,000,000	$ 19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.08% 10/7/13, LOC Comerica Bank, VRDN (a)	9,785,000	9,785,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.08% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.19% 10/7/13, LOC Bank of America NA, VRDN (a)	8,325,000	8,325,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.12% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,800,000	3,800,000
Univ. of Michigan Rev.:
Series 2012 A, 0.05% 10/7/13, VRDN (a)	3,030,000	3,030,000
Series 2012 D1, 0.01% 10/1/13, VRDN (a)	43,635,000	43,635,000
Series 2012 D2, 0.05% 10/7/13, VRDN (a)	57,385,000	57,385,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.07% 10/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,650,000	5,650,000
Wayne County Arpt. Auth. Rev.:
0.12% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)	30,800,000	30,800,000
0.13% 10/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	18,975,000	18,975,000
0.13% 10/7/13, LOC PNC Bank NA, VRDN (a)(d)	8,995,000	8,995,000
		536,615,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.4% 10/7/13, VRDN (a)(d)	600,000	600,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.27% 10/7/13, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	300,000	300,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.26% 10/7/13, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.28% 10/7/13, VRDN (a)(d)	500,000	500,000
		1,900,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.16% 10/7/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - 0.2%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.18% 10/7/13, VRDN (a)	$ 2,500,000	$ 2,500,000
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.06% 10/7/13, LOC Bank of Nova Scotia, VRDN (a)	1,700,000	1,700,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.07% 10/7/13, LOC Barclays Bank PLC, VRDN (a)	5,670,000	5,670,000
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.12% 10/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	2,500,000	2,500,000
		9,870,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.12% 10/1/13, VRDN (a)	1,000,000	1,000,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.16% 10/7/13, LOC Bank of America NA, VRDN (a)	1,910,000	1,910,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.24% 10/7/13, VRDN (a)(d)	600,000	600,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 10/7/13, VRDN (a)	200,000	200,000
		800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $562,995,000)		562,995,000
Other Municipal Debt - 25.2%

Michigan - 24.7%
Ann Arbor Pub. School District Bonds 5% 5/1/14 (Pre-Refunded to 5/1/14 @ 100)	1,000,000	1,028,267
Forest Hills Pub. Schools Bonds 5% 5/1/14 (Michigan Gen. Oblig. Guaranteed)	2,250,000	2,310,908
JPMorgan Chase Bonds Series Putters 4300, 0.13%, tender 10/31/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	13,795,000	13,795,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (a)	3,300,000	3,347,529
Series 2008 A, 4.25%, tender 1/15/14 (a)	10,000,000	10,116,941
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Macomb County Hosp. Fin. Auth. Rev. Bonds Series 2003 B, 5.75% 11/15/13 (Pre-Refunded to 11/15/13 @ 100)	$ 1,315,000	$ 1,323,963
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.) Series 2011 A, 5% 10/15/13	1,110,000	1,112,030
Series I, 5.25% 10/15/13	2,000,000	2,003,797
Series 6, 0.14% 10/24/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	10,100,000	10,100,000
Michigan Comprehensive Trans. Rev. Bonds:
Series 2006, 4% 5/15/14	1,800,000	1,841,864
Series 2013, 5% 11/15/13	1,025,000	1,030,921
Michigan Fin. Auth. Rev. Bonds:
(Holland Cmnty. Hosp. Proj.) Series 2013 A, 1% 10/1/13	675,000	675,000
Series 2010 A, 4% 12/1/13	1,000,000	1,006,271
Series 2012 A:
2% 1/1/14	3,800,000	3,816,970
5% 7/1/14	23,000,000	23,822,361
Series 2013, 2% 10/1/13	1,070,000	1,070,000
Michigan Gen. Oblig. Bonds:
Series 2001, 5.5% 12/1/13	3,500,000	3,530,814
Series 2002, 5.5% 12/1/13	5,925,000	5,977,207
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2010 F3, 2.625%, tender 6/30/14 (a)	7,500,000	7,635,489
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.13%, tender 4/28/14 (a)	7,610,000	7,610,000
0.13%, tender 4/28/14 (a)	8,100,000	8,100,000
0.13%, tender 4/28/14 (a)	7,100,000	7,100,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.11% tender 12/4/13, CP mode	19,895,000	19,895,000
0.13% tender 2/5/14, CP mode	9,500,000	9,500,000
0.14% tender 10/1/13, CP mode	22,680,000	22,680,000
Series 2003:
5.5% 11/1/13	2,040,000	2,048,477
5.5% 11/1/13 (Pre-Refunded to 11/1/13 @ 100)	10,000,000	10,044,626
Michigan Muni. Bond Auth. Rev. Bonds:
Series 2002, 5.5% 10/1/13	5,000,000	5,000,000
Series 2007, 5% 10/1/13	3,205,000	3,205,000
Series 2010:
5% 10/1/13	2,095,000	2,095,000
5% 10/1/13	1,000,000	1,000,000
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Pub. Pwr. Agcy. Rev. Bonds (Belle River Proj.) Series A, 5.25% 1/1/14	$ 1,040,000	$ 1,053,214
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	7,620,000	7,620,000
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.25% 11/1/13	1,000,000	1,004,221
Series 2004, 5.25% 11/1/13	2,245,000	2,254,603
Petoskey Pub. School District Bonds Series 2005, 5% 5/1/14 (Michigan Gen. Oblig. Guaranteed)	1,430,000	1,468,869
Univ. of Michigan Rev.:
Bonds:
Series 2009 B, 0.08% tender 10/3/13, CP mode	12,500,000	12,500,000
Series 2010 C, 3% 4/1/14	5,920,000	6,002,449
Series Putters 4373, 0.11%, tender 12/26/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)(f)	9,900,000	9,900,000
Series 2013 I, 0.08% 10/3/13, CP	12,635,000	12,635,000
		248,261,791
Puerto Rico - 0.5%
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.22%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)(f)	2,000,000	2,000,000
Puerto Rico Hsg. Fin. Auth. Bonds:
5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	1,000,000	1,008,156
5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	1,385,000	1,396,300
		4,404,456
TOTAL OTHER MUNICIPAL DEBT (Cost $252,666,247)		252,666,247
Investment Company - 15.9%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.08% (b)(c) (Cost $159,668,000)	$ 159,668,000	$ 159,668,000
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $975,329,247)		975,329,247
NET OTHER ASSETS (LIABILITIES) - 2.9%		29,283,652
NET ASSETS - 100%		$ 1,004,612,899
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,315,000 or 3.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4300, 0.13%, tender 10/3/13 (Liquidity Facility JPMorgan Chase Bank)	5/2/13 - 8/7/13	$ 13,795,000
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.22%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank)	7/18/13	$ 2,000,000
Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	3/17/11 - 5/15/12	$ 7,620,000
Univ. of Michigan Rev. Bonds Series Putters 4373, 0.11%, tender 12/26/13 (Liquidity Facility JPMorgan Chase & Co.)	8/8/13	$ 9,900,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 80,016
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2013, the cost of investment securities for income tax purposes was $975,329,247.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013